Fair Value - Schedule of Fair Value of the Convertible Notes (Details) - First Tranche [Member] - Convertible Notes [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Schedule of Fair Value of the Convertible Notes [Line Items]
Stock price (in Dollars per share)	$ 3.25
Original face value (in Dollars) | $	$ 10,000,000
Fixed conversion rate (in Dollars per share)	$ 15
Roll-forward discount rate	5.11%
Risk-free interest rate [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of the convertible notes	4.46%
Time to expiration (in years) [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of the convertible notes	1.84%
Expected volatility [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of the convertible notes	85.00%
Dividend yield [Member]
Schedule of Fair Value of the Convertible Notes [Line Items]
Fair value of the convertible notes